Parent Company Financial Information - Summary of Condensed Balance Sheets (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash	$ 2,708,958	$ 4,440,684
Other assets	1,834,145	1,084,348
Total assets	327,636,606	286,799,044
Liabilities
Subordinated debentures	1,657,000	1,657,000
Other liabilities	1,658,184	1,878,052
Total liabilities	295,616,115	257,084,144
Stockholders' equity:
Stockholders' equity	32,020,491	29,714,900	$ 27,474,226
Total liabilities and stockholders' equity	327,636,606	286,799,044
Parent
Assets
Cash	6,275	211,524
Investment in subsidiary	33,799,155	31,283,748
Restricted equity securities, at cost	232,000	232,000
Other assets	324,061	253,016
Total assets	34,361,491	31,980,288
Liabilities
Subordinated debentures	1,657,000	1,657,000
Other liabilities	684,000	608,388
Total liabilities	2,341,000	2,265,388
Stockholders' equity:
Stockholders' equity	32,020,491	29,714,900
Total liabilities and stockholders' equity	$ 34,361,491	$ 31,980,288